Revenues - Summary of Other Operating Revenues (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Santo Antonio Energia [member]
Disclosure of revenue [line Items]
Reimbursement of contracted power supply	R$ 84
Renova and Cemig GT [member]
Disclosure of revenue [line Items]
Reimbursement of contracted power supply	R$ 50
Inflation adjustment rate	155.00%